BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	$ 10,866	$ 3,265
Business services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	1,228	1,190
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	5,748	0
Industrial operations
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	3,890	$ 2,075
2019
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	1,819
2019 | Business services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	797
2019 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	713
2019 | Industrial operations
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	309
2020
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	1,003
2020 | Business services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	22
2020 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	359
2020 | Industrial operations
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	622
2021
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	792
2021 | Business services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	27
2021 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	313
2021 | Industrial operations
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	452
2022
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	986
2022 | Business services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	177
2022 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	602
2022 | Industrial operations
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	207
2023
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	806
2023 | Business services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	72
2023 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	507
2023 | Industrial operations
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	227
Thereafter
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	5,460
Thereafter | Business services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	133
Thereafter | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	3,254
Thereafter | Industrial operations
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	$ 2,073